REVENUE	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
REVENUE

5 REVENUE

An analysis of the Group’s revenue for the reporting periods are as follows:

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
At a point-in-time:
Software license fee	900,000	-	-
Customization	462,569	695,243	1,019,064
Advisory service income	274,420	160,085	-
	1,636,989	855,328	1,019,064
Over time:
Advisory service income	-	-	248,497
Software subscription fee	403,613	444,210	358,202
	403,613	444,210	606,699
	2,040,602	1,299,538	1,625,763

All service provided by the Group are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to the remaining performance obligations is not disclosed.